Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 4,196,455	¥ 4,207,389
Non-trading debt securities	[1]	16,290	15,896
Investments in and advances to affiliated companies	[2]	16,952	16,124
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		317,198	326,398
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,075,330	1,134,816
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		114,080	86,034
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,673,179	2,626,708
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	14,275	12,391
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 2,393	¥ 21,042

[1]	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
[2]	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.
[3]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.